S000010355 [Member] Investment Objectives and Goals - AB Massachusetts Portfolio	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB Massachusetts Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]
The investment objective of the Portfolio is to earn the highest level of current income exempt from both federal income tax and Commonwealth of Massachusetts personal income tax that is available without assuming what the Adviser considers to be undue risk.